Inventories	12 Months Ended
Dec. 31, 2025
Inventories Table
Inventories

8. Inventories

Inventories as at December 31, 2025, and December 31, 2024, consisted of the following:

	December 31, 2025	December 31, 2024
Bunkers	$452	$1,512
Lubricants	13,466	12,354
EUAs	86	2,544
Stores	—	1,981
Victualling	596	514
Total	$14,600	$18,905